Profit on disposal of intangible assets	12 Months Ended
Jun. 30, 2023
Profit on disposal of intangible assets
Profit on disposal of intangible assets
8	Profit on disposal of intangible assets

	2023	2022	2021
	£’000	£’000	£’000
Profit on disposal of registrations	20,424	18,971	4,601
Player loan income	—	2,964	2,780
	20,424	21,935	7,381